Stockholders' Deficit - Schedule of Nonvested Restricted Stock Outstanding (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock, Fair Value	$ 435,301	$ 1,246,237
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, requisite service period recognition	443,588	675,538
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning of period	48,582	0
Granted	1,354,412	312,387
Vested	(1,402,994)	(263,805)
Forfeited	0	0
Nonvested end of period	0	48,582
Change in fair value of stock issued during period	7,098	(560,011)
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issuance costs	9,500
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, requisite service period recognition	429,561	356,103
Selling and Marketing Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, requisite service period recognition	$ 14,027	$ 313,435